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                                                                CIK: 0001350943

MetLife Investors USA Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                               September 7, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  MetLife Investors USA Variable Life Account A
     File No. 811-21851

Commissioners:

Semi-annual reports dated June 30, 2012 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the MetLife Investors USA Variable Life Account A of MetLife Investors USA Insurance Company pursuant to Rule 30(b)(2) of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John E. Connolly, Jr.
John E. Connolly, Jr., Esq.